Filed with the Securities and Exchange Commission on May 20, 2014

Securities Act of 1933 File No. 33-76566

Investment Company Act of 1940 File No. 811-8416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 39

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 40

(Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) Zip Code

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

(Name and Address of Agent for Service)

With Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

It is proposed that this filing will become effective

(check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment (“PEA”) No. 39 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 20th day of May 2014.

TOUCHSTONE VARIABLE SERIES TRUST

By:_/s/ Jill T. McGruder________________________

Jill T. McGruder

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this PEA No. 39 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	May 20, 2014
Phillip R. Cox

*	Trustee	May 20, 2014
William C. Gale

*	Trustee	May 20, 2014
Susan J. Hickenlooper

*	Trustee	May 20, 2014
Kevin A. Robie

*	Trustee	May 20, 2014
Edward J. VonderBrink

/s/ Jill T. McGruder	Trustee and President	May 20, 2014
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller, Treasurer	May 20, 2014
Terrie A. Wiedenheft	and Principal Financial
Officer

*By: _/s/ Terrie A. Wiedenheft________________________________

        Terrie A. Wiedenheft

       (Attorney-in-Fact Pursuant to Power of Attorney filed with this PEA No. 39)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase